Deferred Tax Assets and Liabilities - Movement in Temporary Differences (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Opening balance	₺ (6,258,670)	₺ (9,005,440)
Income tax income	5,358,950	3,649,805	₺ 1,031,503
Tax charge relating to components of other comprehensive income	1,136,598	297,112	(651,819)
Transferred to assets held for sale	(1,315,876)
Exchange differences	(78,417)	(1,200,147)
Ending balance	₺ (1,157,415)	₺ (6,258,670)	₺ (9,005,440)